Loss before taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss before taxation
Loss before taxation
6	Loss before taxation
Loss before taxation is arrived at after charging:

(a)	Finance costs

	For the six months ended June 30,
	2022 $	2021 $
Interest expenses on lease liabilities	127,024	59,625
Imputed interest on deferred consideration	—	22,329
Changes in the carrying amount of preference shares liabilities (note 15)	3,752,758	340,387
Interest on trade financing	59,709	—
Other interest expenses	83	15

	3,939,574	422,356

(b)	Staff costs

	For the six months ended June 30,
	2022 $	2021 $
Salaries, wages and other benefits	52,257,819	29,189,244
Contributions to defined contribution retirement plan	498,482	225,513
Equity-settled share-based payment expenses	22,150,125	3,270,895

	74,906,426	32,685,652

During the six months ended June 30, 2022, staff costs of $26,700,041, $781,488, $40,100,759 and $7,324,138 are included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively. During the six months ended June 30, 2021, staff costs of $19,091,633, $390,326, $11,263,257 and $1,940,436 were included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively.

(c)	Other items

	For the six months ended June 30,
	2022 $	2021 $
Cost of inventories	45,059,870	22,470,692
Depreciation charge
– owned property, plant and equipment	2,002,036	1,003,764
– right-of-use assets	1,030,687	510,241
Amortization of intangible assets	1,069,962	848,367
Auditor’s remuneration	255,343	390,465
Miscellaneous laboratory charges	111	265

During the six months ended
J
une
 3
0
, 2022, depreciation and amortization charges of $863,103, $3,142,987 and $96,595 are included in direct costs, administrative and other operating expenses and research and development expenses, respectively. During the six months ended June 30, 2021, depreciation and amortization charges of $448,441, $1,878,996 and $34,935 were included in direct costs, administrative and other operating expenses and research and development expenses, respectively.

6	Loss before taxation
Loss before taxation is arrived at after charging:
(a) Finance costs

	Year ended December 31,
	2021 $	2020 $	2019 $
Interest expenses on lease liabilities (notes 9(a) and 18(b))	205,915	49,400	64,107
Imputed interest on deferred consideration	22,235	9,513	—
Changes in the carrying amount of preference shares liabilities (note 26)	5,009,847	—	—
Other interest expenses	33	654	5,283

	5,238,030	59,567	69,390

(b) Staff costs

	Year ended December 31,
	2021 $	2020 $	2019 $
Salaries, wages and other benefits	76,622,503	16,019,896	7,121,390
Contributions to defined contribution retirement plan	562,427	219,440	192,241
Equity-settled share-based payment expenses	22,141,614	1,229,312	2,515,276

	99,326,544	17,468,648	9,828,907

During the year ended December 31, 2021, staff costs of $48,414,622, $1,299,320, $42,669,294 and $6,943,308 are included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively. During the year ended December 31, 2020, staff costs of $5,377,536, $675,418, $9,359,041 and $2,056,653 are included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively. During the year ended December 31, 2019, staff costs of $481,792, $376,102, $6,089,156 and $2,881,857 are included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively.
(c) Other items

	Year ended December 31,
	2021 $	2020 $	2019 $
Cost of inventories (note 15)	52,701,330	10,412,753	4,383,747
Depreciation charge (note 9)
— owned property, plant and equipment	2,745,549	708,637	617,334
— right-of-use assets	1,542,566	583,835	506,738
Amortization of intangible assets (note 10)	3,058,527	1,133,564	1,110,516
Write-off on property, plant and equipment	476,431	—	—
Auditor’s remuneration	1,221,439	566,553	56,763
Miscellaneous laboratory charges	13,953	12,892	15,529

During the year ended December 31, 2021, depreciation and amortization charges of $1,182,134, $6,018,632 and $145,876 are included in direct costs, administrative and other operating expenses and research and development expenses, respectively. During the year ended December 31, 2020, depreciation and amortization charges of $462,809, $1,900,065 and $63,162 are included in direct costs, administrative and other operating expenses and research and development expenses, respectively. During the year ended December 31, 2019, depreciation and amortization charges of $348,249, $1,798,790 and $87,549 are included in direct costs, administrative and other operating expenses and research and development expenses, respectively